ACTIVE ASSETS MONEY TRUST       Two World Trade Center, New York, New York 10048

LETTER TO THE SHAREHOLDERS December 31, 1996

DEAR SHAREHOLDER:

As of December 31, 1996, Active Assets Money Trust had assets in excess of $7.7 billion with an average life of 69 days. The Trust's annualized yield for the six-month period ended December 31, 1996 was 5.04 percent and its annualized yield for December was 5.06 percent.

MARKET OVERVIEW

Rates available for money market securities for the fourth quarter continued to reflect the stable pattern which has been in place since February 1996. The Federal Open Market Committee decided to leave monetary policy unchanged at its meeting on February 4-5, 1997, marking one full year of stable monetary policy.

Speaking on December 5, 1996, Federal Reserve Chairman Alan Greenspan warned that the outlook for inflation "remains uncertain" partly because of a possible speculative bubble caused by a surge in U.S. stocks, real estate and other financial assets this year. This comment, his first such warning since 1993, caused a downward price reaction in most financial markets around the globe. However, the November U.S. employment report released on December 6, revealed smaller-than-expected growth of 118,000 new jobs and a rise in the unemployment rate from 5.2 percent to 5.4 percent. While that report calmed the markets somewhat, some nervousness remained as a result of an increase in wages by an average of nine cents an hour, tying a record set in June 1996 and resulting in a 3.5 percent rise for the past twelve months.

PORTFOLIO COMPOSITION AND STRUCTURE

On December 31, 1996, approximately 78 percent of the Trust's portfolio was invested in high quality commercial paper, 16 percent in short-term bank notes and certificates of deposit of major, financially strong commercial banks, 3 percent in bankers' acceptances issued by such institutions and the remaining 3 percent in Federal agency and U.S. Treasury obligations.

ACTIVE ASSETS MONEY TRUST

At the end of the period under review, approximately 88 percent of the Trust's assets were due to mature in less than four months. Therefore, the portfolio is well positioned for stability of value with a high degree of liquidity. We continue to operate the Trust in a straight-forward, conservative style without "structured notes" or derivatives that could fluctuate excessively with changing interest rates. As always, the Trust serves as a useful investment for liquidity, preservation of capital and a yield which reflects prevailing money market conditions.

LOOKING AHEAD

At this time, we anticipate a moderate pace for economic activity during the first half of 1997, with no major adverse surprises in the rate of inflation. We do not expect investment yields available to the Trust during the next six months to differ significantly from those available during the second half of 1996.

We appreciate your ongoing support of Active Assets Money Trust and look forward to continuing to serve your investment needs and objectives.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO

CHARLES A. FIUMEFREDDO
Chairman of the Board

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited)

                                                             ANNUALIZED
PRINCIPAL                    DESCRIPTION                       YIELD
AMOUNT IN                        AND                         ON DATE OF
THOUSANDS                  MATURITY DATES                     PURCHASE            VALUE
--------------------------------------------------------------------------------------------
              COMMERCIAL PAPER (78.2%)
              Automotive-Finance (8.4%)
$282,350      Ford Motor Credit Co.
               01/07/97 - 04/29/97.....................     5.37 - 5.51%      $  280,202,892
 375,450      General Motors Acceptance Corp.
               01/08/97 - 06/30/97.....................     5.39 - 5.82          372,316,442
                                                                                 -----------
                                                                                 652,519,334
                                                                                 -----------
              Bank Holding Companies (15.0%)
 179,650      BankAmerica Corp.
               01/27/97 - 03/10/97.....................     5.38 - 5.67          178,211,860
 196,900      Bankers Trust N.Y. Corp.
               01/21/97 - 03/20/97.....................     5.39 - 5.41          195,943,513
  30,000      Corestates Capital Corp.
               02/06/97................................         5.40              29,840,400
  25,000      First Chicago Corp.
               03/31/97................................         5.46              24,670,576
  90,000      First Union Corp.
               02/24/97 - 02/27/97.....................         5.37              89,263,808
  50,000      Mellon Financial Co.
               02/07/97................................         5.54              49,723,014
 120,000      Morgan (J.P.) & Co. Inc.
               02/05/97 - 04/08/97.....................     5.44 - 5.56          118,911,736
 140,000      NationsBank Corp.
               02/19/97 - 02/21/97.....................     5.36 - 5.37          138,977,267
 340,050      PNC Funding Corp.
               01/06/97 - 04/10/97.....................     5.39 - 5.48          337,569,850
                                                                                 -----------
                                                                               1,163,112,024
                                                                                 -----------
              Banks - Commercial (26.1%)
 285,000      Abbey National North America Corp.
               02/24/97 - 04/17/97.....................     5.36 - 5.52          281,681,722
  96,000      A N Z (Delaware) Inc.
               02/19/97 - 08/18/97.....................     5.36 - 5.52           94,120,695
 102,550      ABN - AMRO North America Finance Inc.
               03/06/97 - 09/19/97.....................     5.58 - 5.80          100,233,896
  40,000      Barclays U.S. Funding Corp.
               03/07/97................................         5.38              39,617,222
 170,000      Canadian Imperial Holdings Inc.
               02/13/97 - 02/19/97.....................     5.41 - 5.42          168,857,678
 145,000      Commerzbank U.S. Finance Inc.
               01/22/97 - 02/20/97.....................     5.50 - 5.76          144,267,004
 315,000      Deutsche Bank Financial Inc.
               01/23/97 - 04/07/97.....................     5.40 - 5.70          311,877,310
 152,500      Dresdner U.S. Finance Inc.
               01/14/97 - 07/03/97.....................     5.49 - 5.62          149,524,911
  87,000      National Australia Funding (DE) Inc.
               01/31/97 - 02/21/97.....................     5.51 - 5.73           86,471,300
 146,900      Societe Generale N.A. Inc.
               02/10/97 - 03/27/97.....................     5.36 - 5.62          145,762,401

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                    DESCRIPTION                       YIELD
AMOUNT IN                        AND                         ON DATE OF
THOUSANDS                  MATURITY DATES                     PURCHASE            VALUE
--------------------------------------------------------------------------------------------
$180,000      Toronto - Dominion Holdings USA Inc.
               01/31/97 - 06/30/97.....................     5.45 - 5.71%      $  177,106,126
 326,800      WestPac Capital Corp.
               02/04/97 - 06/03/97.....................     5.39 - 5.55          323,087,541
                                                                                 -----------
                                                                               2,022,607,806
                                                                                 -----------
              Brokerage (2.8%)
 220,900      Goldman Sachs Group L.P.
               03/05/97 - 03/24/97.....................     5.38 - 5.43          218,646,139
                                                                                 -----------
              Finance - Commercial (5.0%)
 389,100      CIT Group Holdings, Inc.
               01/13/97 - 03/25/97.....................     5.37 - 5.51          386,825,532
                                                                                 -----------
              Finance - Consumer (7.5%)
 306,700      American Express Credit Corp.
               01/06/97 - 05/29/97.....................     5.36 - 5.43          303,687,729
  62,000      Avco Financial Services Inc.
               01/27/97 - 04/16/97.....................     5.40 - 5.51           61,519,474
 167,200      Beneficial Corp.
               01/10/97 - 04/18/97.....................     5.37 - 5.47          165,856,508
  50,000      Household Finance Corp.
               03/13/97................................         5.40              49,478,347
                                                                                 -----------
                                                                                 580,542,058
                                                                                 -----------
              Finance - Diversified (6.4%)
 107,250      Associates Corp. of North America
               01/06/97 - 03/21/97.....................     5.36 - 5.47          106,575,229
 395,850      General Electric Capital Corp.
               01/07/97 - 05/07/97.....................     5.37 - 5.94          392,714,781
                                                                                 -----------
                                                                                 499,290,010
                                                                                 -----------
              Finance - Equipment (2.1%)
 162,200      Deere (John) Capital Corp.
               01/16/97 - 04/21/97.....................     5.36 - 5.40          160,696,302
                                                                                 -----------
              Industrials (0.9%)
  75,000      Caterpillar Financial Services Corp.
               02/11/97 - 06/20/97.....................     5.41 - 5.58           73,766,828
                                                                                 -----------
              Office Equipment (1.6%)
 125,000      IBM Credit Corp.
               02/28/97 - 03/26/97.....................     5.37 - 5.40          123,694,583
                                                                                 -----------
              Retail (1.3%)
  98,600      Sears Roebuck Acceptance Corp.
               01/15/97 - 04/22/97.....................     5.41 - 5.53           97,805,265
                                                                                 -----------

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                    DESCRIPTION                       YIELD
AMOUNT IN                        AND                         ON DATE OF
THOUSANDS                  MATURITY DATES                     PURCHASE            VALUE
--------------------------------------------------------------------------------------------
              Utilities (1.1%)
$ 85,000      National Rural Utilities Cooperative
               Finance Corp.
               02/24/97 - 03/06/97.....................     5.36 - 5.38%      $   84,244,450
                                                                                 -----------
              TOTAL COMMERCIAL PAPER
              (Amortized Cost $6,063,750,331)............................      6,063,750,331
                                                                                 -----------
              SHORT-TERM BANK NOTES (6.2%)
  50,000      Bank of America NT & SA
               06/30/97................................         5.50              50,000,000
 200,000      F.C.C. National Bank
               04/29/97 - 05/23/97.....................     5.50 - 5.53          200,000,000
 135,000      First National Bank of Boston
               01/30/97 - 02/26/97.....................     5.50 - 5.56          135,000,000
  91,800      La Salle National Bank
               01/02/97 - 04/14/97.....................     5.49 - 5.63           91,800,000
                                                                                 -----------
              TOTAL SHORT-TERM BANK NOTES
              (Amortized Cost $476,800,000)..............................        476,800,000
                                                                                 -----------
              U.S. GOVERNMENT & AGENCY OBLIGATIONS (3.3%)
  20,000      Federal Home Loan Banks
               01/31/97................................         5.53              19,911,500
  77,000      Federal Home Loan Mortgage Corp.
               02/20/97 - 03/31/97.....................     5.39 - 5.40           76,139,914
  85,850      Federal National Mortgage Assoc.
               03/20/97 - 03/24/97.....................     5.36 - 5.42           84,833,043
  75,000      U.S. Treasury Bills
               02/06/97 - 03/06/97.....................     5.07 - 5.14           74,521,625
                                                                                 -----------
              TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
              (Amortized Cost $255,406,082)..............................        255,406,082
                                                                                 -----------
              CERTIFICATES OF DEPOSIT (9.3%)
 305,000      Chase Manhattan Bank (USA)
               02/25/97 - 06/17/97.....................     5.37 - 5.62          305,000,000
  20,000      First Alabama Bank
               04/15/97................................         5.49              20,000,000
 210,000      Mellon Bank, N.A.
               02/27/97 - 04/15/97.....................     5.48 - 5.56          210,000,000
 185,000      Union Bank of California, N.A.
               01/09/97 - 05/15/97.....................     5.50 - 5.78          185,000,000
                                                                                 -----------
              TOTAL CERTIFICATES OF DEPOSIT
              (Amortized Cost $720,000,000)..............................        720,000,000
                                                                                 -----------
              BANKERS' ACCEPTANCES (2.9%)
  40,000      Bank of America NT & SA
               02/07/97................................         5.50              39,779,644
  45,000      Chase Manhattan Bank, N.A.
               02/24/97 - 05/02/97.....................     5.36 - 5.42           44,446,692

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

PORTFOLIO OF INVESTMENTS December 31, 1996 (unaudited) continued

                                                             ANNUALIZED
PRINCIPAL                    DESCRIPTION                       YIELD
AMOUNT IN                        AND                         ON DATE OF
THOUSANDS                  MATURITY DATES                     PURCHASE            VALUE
--------------------------------------------------------------------------------------------
$ 85,000      Corestates Bank, N.A.
               01/22/97 - 05/21/97.....................     5.34 - 5.72%      $   84,283,708
  15,000      First Bank National Association
               04/09/97................................         5.49              14,781,542
  15,000      Mellon Bank, N.A.
               01/03/97................................         5.73              14,995,350
  25,000      Republic National Bank of New York
               04/07/97................................         5.37              24,648,667
                                                                                 -----------
              TOTAL BANKERS' ACCEPTANCES
              (Amortized Cost $222,935,603)..............................        222,935,603
                                                                                 -----------
              TOTAL INVESTMENTS
              (Amortized Cost $7,738,892,016) (a).................. 99.9%      7,738,892,016
              CASH AND OTHER ASSETS IN EXCESS
              OF LIABILITIES........................................  0.1         10,505,322
                                                                     ----        -----------

              NET ASSETS.......................................... 100.0%     $7,749,397,338
                                                                     ====        ===========

---------------------

(a)  Cost is the same for federal income tax purposes.

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1996 (unaudited)

ASSETS:
Investments in securities, at value
 (amortized cost $7,738,892,016)....................................    $7,738,892,016
Cash................................................................            32,377
Interest receivable.................................................        13,805,454
Prepaid expenses and other assets...................................           180,514
                                                                          ------------

    TOTAL ASSETS....................................................     7,752,910,361
                                                                          ------------

LIABILITIES:
Payable for:
    Investment management fee.......................................         2,083,399
    Plan of distribution fee........................................           719,387
    Shares of beneficial interest repurchased.......................            48,127
Accrued expenses and other payables.................................           662,110
                                                                          ------------

    TOTAL LIABILITIES...............................................         3,513,023
                                                                          ------------

NET ASSETS:
Paid-in-capital.....................................................     7,749,393,397
Accumulated undistributed net investment income.....................             3,941
                                                                          ------------

    NET ASSETS......................................................    $7,749,397,338
                                                                          ============

NET ASSET VALUE PER SHARE,
 7,749,393,397 shares outstanding
 (unlimited shares authorized of $.01 par value)....................             $1.00
                                                                                  ====

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1996 (unaudited)
NET INVESTMENT INCOME:
INTEREST INCOME.......................................................    $217,071,602
                                                                            ----------

EXPENSES
Investment management fee.............................................      11,534,821
Plan of distribution fee..............................................       3,951,504
Transfer agent fees and expenses......................................       1,656,418
Registration fees.....................................................         381,581
Custodian fees........................................................         144,940
Shareholder reports and notices.......................................         103,605
Professional fees.....................................................          23,871
Trustees' fees and expenses...........................................           6,667
Other.................................................................          28,757
                                                                            ----------

    TOTAL EXPENSES....................................................      17,832,164
                                                                            ----------

    NET INVESTMENT INCOME AND NET INCREASE............................    $199,239,438
                                                                            ==========

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                        FOR THE SIX
                                                       MONTHS ENDED        FOR THE YEAR
                                                       DECEMBER 31,           ENDED
                                                           1996           JUNE 30, 1996
     ------------------------------------------------------------------------------
                                                        (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income and net increase............    $  199,239,438      $ 345,193,903
Dividends from net investment income..............      (199,242,065)      (345,191,836)
Net increase from transactions in shares of
 beneficial interest..............................       579,256,675      1,461,230,225
                                                         -----------        -----------

    NET INCREASE..................................       579,254,048      1,461,232,292
NET ASSETS:
Beginning of period...............................     7,170,143,290      5,708,910,998
                                                         -----------        -----------

    END OF PERIOD
    (Including undistributed net investment income
    of
    $3,941 and $6,568, respectively)..............    $7,749,397,338      $7,170,143,290
                                                         ===========        ===========

        SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1996 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets Money Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is high current income, preservation of capital and liquidity. The Trust was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Dean Witter InterCapital Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1996 (unaudited) continued

portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Distributor and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. For the six months ended December 31, 1996, the distribution fee was accrued at the annual rate of 0.10%.

ACTIVE ASSETS MONEY TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1996 (unaudited) continued

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1996 aggregated $13,350,430,714 and $12,956,292,903, respectively.

Dean Witter Trust Company, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1996, the Trust had transfer agent fees and expenses payable of approximately $240,000.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended December 31, 1996 included in Trustees' fees and expenses in the Statement of Operations amounted to $433. At December 31, 1996, the Trust had an accrued pension liability of $48,535 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:




                                                                                         FOR THE SIX
                                                                                        MONTHS ENDED        FOR THE YEAR
                                                                                        DECEMBER 31,            ENDED
                                                                                            1996            JUNE 30, 1996
                                                                                       ---------------     ---------------
                                                                                         (unaudited)
Shares sold........................................................................    14,787,931,332       26,645,844,853
Shares issued in reinvestment of dividends.........................................       198,765,105          344,415,057
                                                                                      ----------------         -----------
                                                                                       14,986,696,437       26,990,259,910
Shares repurchased.................................................................   (14,407,439,762)     (25,529,029,685)
                                                                                      ----------------         -----------
Net increase in shares outstanding.................................................       579,256,675        1,461,230,225
                                                                                      ================         ===========

ACTIVE ASSETS MONEY TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share of beneficial interest outstanding throughout each period:

                                                                    FOR
                                                                    THE
                                                                    SIX
                                                                   MONTHS
                                                                   ENDED                 FOR THE YEAR ENDED JUNE 30,
                                                                   DECEMBER        ---------------------------------------
                                                                   31, 1996              1996                  1995
--------------------------------------------------------------------------------------------------------------------------
                                                                   (unaudited)
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................  $1.00                $       1.00          $       1.00
                                                                   ------                     ------                ------
Net investment income............................................   0.025                      0.052                 0.051
Less dividends from net investment income........................  (0.025)                    (0.052)               (0.051)
                                                                   ------                     ------                ------
Net asset value, end of period...................................  $1.00                $       1.00          $       1.00
                                                                   ======                     ======                ======
TOTAL INVESTMENT RETURN+.........................................   2.60%(1)                    5.33%                 5.23%
RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................................   0.45%(2)                    0.47%                 0.49%
Net investment income............................................   5.04%(2)                    5.21%                 5.16%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions...........................  $7,749                     $7,170                $5,709

                                                                                    FOR THE YEAR ENDED JUNE 30,
                                                                   ---------------------------------------------------------------
                                                                          1994                    1993                1992
----------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period.............................     $       1.00          $       1.00         $       1.00
                                                                            ------                ------               ------
Net investment income............................................            0.029                 0.029                0.045
Less dividends from net investment income........................           (0.029)               (0.029)              (0.045)
                                                                            ------                ------               ------
Net asset value, end of period...................................     $       1.00          $       1.00         $       1.00
                                                                            ======                ======               ======
TOTAL INVESTMENT RETURN+.........................................             2.99%                 2.95%                4.58%
RATIOS TO AVERAGE NET ASSETS:
Expenses.........................................................             0.51%                 0.51%                0.54%
Net investment income............................................             2.95%                 2.90%                4.45%
SUPPLEMENTAL DATA:
Net assets, end of period, in millions...........................           $4,144                $3,604               $3,628

---------------------
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS
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Board of Directors
-----------------------------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
John R. Haire
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

Officers
-----------------------------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Barry Fink
Vice President, Secretary and General Counsel

Jonathan R. Page
Vice President

Thomas F. Caloia
Treasurer

Transfer Agent
-----------------------------------------------------
Dean Witter Trust Company
Harborside Financial Center - Plaza Two
Jersey City, New Jersey 07311

Independent Accountants
-----------------------------------------------------
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Manager
-----------------------------------------------------
Dean Witter InterCapital Inc.
Two World Trade Center
New York, New York 10048




The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and directors, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus.



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ACTIVE
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ASSETS(R)
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ACCOUNT
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Active Assets
Money Trust



Semiannual Report
December 31, 1996